ADVANCED SERIES TRUST
AST Goldman Sachs Mid-Cap Growth Portfolio

Supplement dated August 21, 2013 to the Summary Prospectus, Prospectus and Statement of Additional Information, all dated April 29, 2013 (as amended June 28, 2013)

Effective immediately, Craig Glassner has been named a portfolio manager for AST Goldman Sachs Mid-Cap Growth Portfolio (the “Portfolio”). The following changes to the Portfolio’s Prospectus and Statement of Additional Information (“SAI”) are hereby made to reflect Dr. Glassner’s appointment to the Portfolio:

I.	The Management of the Portfolio table in the Summary: AST Goldman Sachs Mid-Cap Growth Portfolio section of the Prospectus is hereby supplemented with the following information:
Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Goldman Sachs Asset Management, L.P.	Craig Glassner	Vice President	August 2013
AST Investment Services, Inc.

II.	The following has been added to the section How the Fund is Managed – Portfolio Managers – AST Goldman Sachs Mid-Cap Growth Portfolio

Craig Glassner
Vice President, Co-Lead Portfolio Manager Small/Mid and Mid Cap Growth Strategies, Healthcare Sector Portfolio Manager

Craig is a portfolio manager, focused on our Small/Mid and Mid Cap Growth strategies, in addition to his healthcare sector portfolio manager responsibilities. As a part of his healthcare research responsibilities, he has primary coverage of the biotechnology and pharmaceutical industries. Prior to joining Goldman Sachs in November 2005, Craig was a vice president and research analyst at Bear Stearns where he was a member of the #1 ranked Institutional Investor team covering large and mid cap biotechnology companies. Craig received a BS in Biochemistry from the University of Rochester in 1990, Doctor of Medicine from the University of Chicago in 1995, and an MBA from the University of Rochester Graduate School of Business in 1999. In addition to completing his residency at Strong Memorial Hospital at the University of Rochester, Craig was also a practicing physician for Allina and Aspen Medical Groups where he specialized in Internal Medicine.

III.	The AST Goldman Sachs Mid-Cap Growth Portfolio table in the Portfolio Managers: Other Accounts section of the SAI is hereby supplemented with the following information:
AST Goldman Sachs Mid-Cap Growth Portfolio
Subadviser	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Goldman Sachs Asset Management, L.P.	Craig Glassner	5/$6,096,000,000	1/$43,000,000	20/$1,010,000,000	None

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